Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 2,762	₩ 2,879	₩ 2,629
Post-employment benefits	751	311	381
Stock-based compensation	878	1,331	1,237
Total	₩ 4,391	₩ 4,521	₩ 4,247